Expense Example - Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	101	322	560	1,245	126	400	694	1,531